Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Variable Interest Entities [Text Block]

15.    VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2018 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2018 and September 30, 2018:

Consolidated VIEs	Consolidated assets
At March 31, 2018:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,390,029	¥52,703	¥44,902	¥2,273	¥1,777,017	¥5,502,892	¥10,242
Investment funds	598,662	—	10,300	461,036	19,895	—	107,431
Special purpose entities created for structured financing	198,484	—	2,332	—	—	149,194	46,958
Repackaged instruments	152,781	520	—	17,376	92,210	42,632	43
Securitization of the MUFG Group’s assets	10,852,539	—	—	—	—	10,827,488	25,051
Trust arrangements	7,177,407	—	10,541	702	152,277	7,011,255	2,632
Others	44,247	361	14,236	—	42	12,963	16,645

Total consolidated assets before elimination	26,414,149	53,584	82,311	481,387	2,041,441	23,546,424	209,002
The amounts eliminated in consolidation	(7,223,156)	(53,454)	(59,150)	(3,804)	(88,758)	(6,996,317)	(21,673)

Total consolidated assets	¥19,190,993	¥130	¥23,161	¥477,583	¥1,952,683	¥16,550,107	¥187,329

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,409,190	¥—	¥5,176,663	¥1,708,354	¥524,173
Investment funds	11,735	—	—	—	11,735
Special purpose entities created for structured financing	115,353	—	587	112,054	2,712
Repackaged instruments	148,928	—	12,676	132,012	4,240
Securitization of the MUFG Group’s assets	10,816,672	—	5,000	10,806,145	5,527
Trust arrangements	7,171,852	7,103,738	655	—	67,459
Others	43,030	—	24,747	1,603	16,680

Total consolidated liabilities before elimination	25,716,760	7,103,738	5,220,328	12,760,168	632,526
The amounts eliminated in consolidation	(15,347,991)	—	(3,028,987)	(12,248,680)	(70,324)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,745,330)	(7,103,738)	(2,162,890)	(540)	(478,162)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥623,439	¥—	¥28,451	¥510,948	¥84,040

Consolidated VIEs	Consolidated assets
At September 30, 2018:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,964,990	¥44,532	¥22,700	¥4,708	¥1,624,529	¥5,245,861	¥22,660
Investment funds	579,356	72	6,681	423,465	18,566	—	130,572
Special purpose entities created for structured financing	211,059	—	1,760	—	—	143,800	65,499
Repackaged instruments	276,805	349	—	25,528	163,082	87,106	740
Securitization of the MUFG Group’s assets	10,650,823	—	—	—	—	10,625,617	25,206
Trust arrangements	7,325,138	—	11,225	131	233,928	7,077,817	2,037
Others	35,414	364	1,313	—	40	11,139	22,558

Total consolidated assets before elimination	26,043,585	45,317	43,679	453,832	2,040,145	23,191,340	269,272
The amounts eliminated in consolidation	(7,264,990)	(41,951)	(25,078)	(7,351)	(75,838)	(7,063,476)	(51,296)

Total consolidated assets	¥18,778,595	¥3,366	¥18,601	¥446,481	¥1,964,307	¥16,127,864	¥217,976

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,977,482	¥—	¥4,830,851	¥1,639,594	¥507,037
Investment funds	42,479	—	—	5,152	37,327
Special purpose entities created for structured financing	128,028	—	372	125,221	2,435
Repackaged instruments	276,100	—	45,699	173,690	56,711
Securitization of the MUFG Group’s assets	10,612,411	—	—	10,606,699	5,712
Trust arrangements	7,319,352	7,140,178	—	—	179,174
Others	34,070	—	9,997	1,530	22,543

Total consolidated liabilities before elimination	25,389,922	7,140,178	4,886,919	12,551,886	810,939
The amounts eliminated in consolidation	(14,996,741)	(24,079)	(2,825,212)	(12,026,663)	(120,787)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,753,211)	(7,116,099)	(2,045,306)	(745)	(591,061)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥639,970	¥—	¥16,401	¥524,478	¥99,091

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2018 and September 30, 2018:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2018:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,011,749	¥5,721,627	¥4,645,697	¥620	¥1,541,591	¥3,103,486	¥—	¥—	¥—
Investment funds	45,090,381	1,776,366	1,525,127	213,722	891,062	413,855	6,488	17,919	17,919
Special purpose entities created for structured financing	35,437,349	4,016,999	3,193,621	309,560	116,961	2,697,126	69,974	7,217	7,217
Repackaged instruments	10,212,933	2,576,619	2,487,377	759,591	1,421,716	236,852	69,218	—	—
Others	49,582,444	3,760,375	2,740,529	94,882	61,192	2,482,141	102,314	24,830	24,830

Total	¥169,334,856	¥17,851,986	¥14,592,351	¥1,378,375	¥4,032,522	¥8,933,460	¥247,994	¥49,966	¥49,966

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2018:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥31,417,028	¥6,192,648	¥4,901,268	¥284	¥1,591,198	¥3,309,786	¥—	¥—	¥—
Investment funds	52,638,790	2,061,803	1,873,732	456,304	1,115,847	293,763	7,818	551	551
Special purpose entities created for structured financing	41,827,348	4,278,002	3,326,807	215,302	95,901	3,015,060	544	12,971	12,971
Repackaged instruments	11,133,879	2,973,296	2,894,459	705,482	1,896,859	225,887	66,231	—	—
Others	71,873,766	3,941,479	2,860,875	130,234	57,189	2,573,669	99,783	23,245	23,245

Total	¥208,890,811	¥19,447,228	¥15,857,141	¥1,507,606	¥4,756,994	¥9,418,165	¥174,376	¥36,767	¥36,767

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.